Condensed Consolidated Statements of Stockholders’ Equity (Unaudited) - USD ($)	Class A Previously Reported Common Stock	Class A Common Stock	Class B Previously Reported Common Stock	Class B Common Stock	Previously Reported Additional Paid-In Capital	Previously Reported Accumulated Deficit	Previously Reported	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Jun. 29, 2025
Balance (in Shares) at Jun. 29, 2025
Retroactive application of recapitalization
Retroactive application of recapitalization (in Shares)
Adjusted balance - beginning of period
Adjusted balance - beginning of period (in Shares)
Issuance of common stock		$ 70		$ 70				802,360		802,500
Issuance of common stock (in Shares)		700,000		700,000
Net loss									(26,071)	(26,071)
Balance at Jun. 30, 2025		$ 70		$ 70				802,360	(26,071)	776,429
Balance (in Shares) at Jun. 30, 2025		700,000		700,000
Balance at Jul. 06, 2025
Balance (in Shares) at Jul. 06, 2025			1
Net loss						(48,563)	(48,563)			(48,563)
Balance at Dec. 31, 2025				$ 70		$ (48,563)	$ (48,563)	802,430	(281,563)	520,937
Balance (in Shares) at Dec. 31, 2025			1	700,000
Retroactive application of recapitalization		$ 70						(70)
Retroactive application of recapitalization (in Shares)		700,000
Adjusted balance - beginning of period		$ 70		$ 70				802,360	(281,563)	520,937
Adjusted balance - beginning of period (in Shares)		700,000		700,000
Merger and PIPE financing		$ 2,333		$ 246				248,359,756		248,362,335
Merger and PIPE financing (in Shares)		23,329,375		2,457,754
Stock-based compensation expense								8,082		8,082
Net loss									(34,624,180)	(34,624,180)
Balance at Jun. 30, 2026		$ 2,403		$ 316				249,170,198	(34,905,743)	214,267,174
Balance (in Shares) at Jun. 30, 2026		24,029,375		3,157,754
Balance at Mar. 31, 2026				$ 70				802,430	(724,934)	77,566
Balance (in Shares) at Mar. 31, 2026				700,000
Retroactive application of recapitalization		$ 70						(70)
Retroactive application of recapitalization (in Shares)		700,000
Adjusted balance - beginning of period		$ 70		$ 70				802,360	(724,934)	77,566
Adjusted balance - beginning of period (in Shares)		700,000		700,000
Merger and PIPE financing		$ 2,333		$ 246				248,359,756		248,362,335
Merger and PIPE financing (in Shares)		23,329,375		2,457,754
Stock-based compensation expense								8,082		8,082
Net loss									(34,180,809)	(34,180,809)
Balance at Jun. 30, 2026		$ 2,403		$ 316				$ 249,170,198	$ (34,905,743)	$ 214,267,174
Balance (in Shares) at Jun. 30, 2026		24,029,375		3,157,754